Credit Facilities - Bank Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Term Loan [Member]
Disclosure Of Bank Debt Facilities
Unamortized debt issue costs recorded as long term asset	$ 2.7
Revolving Credit Facility [Member]
Disclosure Of Bank Debt Facilities
Unamortized debt issue costs recorded as long term asset	$ 6.0	$ 4.7